Award Timing Disclosure	12 Months Ended
Dec. 31, 2024
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure
During 2024, equity awards to employees generally were granted on regularly scheduled predetermined dates. As part of the Company's annual performance and compensation review process, the Culture and Compensation Committee approves stock option awards and time-based and performance-based restricted stock unit awards to our Named Executive Officers annually in February and on other intervals dependent on business need.
We do not grant equity awards in anticipation of the release of material, nonpublic information or time the release of material, nonpublic information based on equity award grant dates, vesting events, or sale events. For all stock option awards, the exercise price is the closing price of our common stock on the Nasdaq on the day before the grant date.
During 2024, we did not grant equity awards to our Named Executive Officers during the four business days prior to or the one business day following the filing of our periodic reports or the filing or furnishing of a Form 8-K that discloses material nonpublic information. We have not timed the disclosure of material nonpublic information for the purpose of affecting the value of executive compensation for Named Executive Officer grants in 2024.
Award Timing Method	During 2024, equity awards to employees generally were granted on regularly scheduled predetermined dates. As part of the Company's annual performance and compensation review process, the Culture and Compensation Committee approves stock option awards and time-based and performance-based restricted stock unit awards to our Named Executive Officers annually in February and on other intervals dependent on business need.
Award Timing Predetermined	true
Award Timing MNPI Considered	true
Award Timing, How MNPI Considered	We do not grant equity awards in anticipation of the release of material, nonpublic information or time the release of material, nonpublic information based on equity award grant dates, vesting events, or sale events. For all stock option awards, the exercise price is the closing price of our common stock on the Nasdaq on the day before the grant date.
MNPI Disclosure Timed for Compensation Value	false